Exempt Party-in-Interest Transactions (Details) - EBP 040 - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 579,000	$ 544,300
Dividend income	$ 8,700	9,200
Common stock — LP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held in plan	400
Total investments	$ 32,600	$ 45,600
Dividend income	$ 500